Bank loans (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 1,358,221	$ 828,682
China Construction Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	218,400	257,997
Beijing Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	363,773	204,032
Beijing Wholly Bank 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	146,328	0
China Citic Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	291,200	0
China Construction Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	338,520	0
Total Wholly Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	1,358,221	462,029
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 0	$ 366,653